Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class B shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory surplus reserve CNY (¥)	Statutory surplus reserve USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)			¥ 31		¥ (31)		¥ 226,396		¥ 8,253		¥ (647,669)		¥ (413,020)		¥ 28,591		¥ (384,429)
Balance (in Shares) | shares		11,160,808	45,292,909	45,292,909
Balance at Dec. 31, 2022			¥ 31		(31)		226,396		8,253		(647,669)		(413,020)		28,591		(384,429)
Balance (in Shares) at Dec. 31, 2022 | shares		11,160,808	45,292,909	45,292,909
Profit (Loss) for the year											99,263		99,263		(2,217)		97,046
Total comprehensive profit for the year											99,263		99,263		(2,217)		97,046
Waiver of receivables from founder							(48,731)						(48,731)				(48,731)
Conversion of preferred shares to ordinary shares			¥ 20				1,006,028						1,006,048				1,006,048
Conversion of preferred shares to ordinary shares (in Shares) | shares			24,707,091	24,707,091
Dividends paid to non-controlling shareholders									(442)				(442)		275		(167)
Transfer from retained profits									1,406		(1,406)
Balance at Dec. 31, 2023			¥ 51		(31)		1,183,693		9,217		(549,812)		643,118		26,649		669,767
Balance (in Shares) at Dec. 31, 2023 | shares		11,160,808	70,000,000	70,000,000
Balance (in Dollars)			¥ 51		(31)		1,183,693		9,217		(549,812)		643,118		26,649		669,767
Balance (in Shares) | shares		11,160,808	70,000,000	70,000,000
Profit (Loss) for the year											(52,376)		(52,376)		(12)		(52,388)
Total comprehensive profit for the year											(52,376)		(52,376)		(12)		(52,388)
Dividends paid to non-controlling shareholders															(1,269)		(1,269)
Transfer from retained profits									1,330		(1,330)
Disposal of discontinued operations	[1]						(1,700)		(1,180)		(18,276)		(21,156)		(6,012)		(27,168)
Balance at Dec. 31, 2024			¥ 51		(31)		1,181,993		9,367		(621,794)		569,586		19,356		588,942
Balance (in Shares) at Dec. 31, 2024 | shares	[2]	11,160,808	70,000,000	70,000,000
Balance (in Dollars)			¥ 51		(31)		1,181,993		9,367		(621,794)		569,586		19,356		588,942
Balance (in Shares) | shares	[2]	11,160,808	70,000,000	70,000,000
Profit (Loss) for the year											43,082		43,082		(372)		42,710	$ 6,106
Total comprehensive profit for the year											43,082		43,082		(372)		42,710	6,106
Shares issued in connection with reverse recapitalization			¥ 2				(14,455)						(14,453)				(14,453)
Shares issued in connection with reverse recapitalization (in Shares) | shares	[2]		3,343,552	3,343,552
Issuance of common stocks-cash			¥ 2				192,310						192,312				192,312
Issuance of common stocks-cash (in Shares) | shares	[2]		2,704,949	2,704,949
Transfer from retained profits									1,164		(1,164)
Costs incurred in connection with reverse recapitalization							(56,267)						(56,267)				(56,267)
Balance at Dec. 31, 2025			¥ 55	$ 8	(31)	$ (4)	1,303,581	$ 186,410	10,531	$ 1,506	(579,876)	$ (82,921)	734,260	$ 104,999	18,984	$ 2,715	753,244	107,714
Balance (in Shares) at Dec. 31, 2025 | shares	[2]	11,160,808	76,048,501	76,048,501
Balance (in Dollars)			¥ 55	$ 8	¥ (31)	$ (4)	¥ 1,303,581	$ 186,410	¥ 10,531	$ 1,506	¥ (579,876)	$ (82,921)	¥ 734,260	$ 104,999	¥ 18,984	$ 2,715	¥ 753,244	$ 107,714
Balance (in Shares) | shares	[2]	11,160,808	76,048,501	76,048,501

[1]	On June 29, 2022, Shanghai Youerlan Information Technology Co., Ltd.(“Shanghai Youerlan”) entered into the contractual arrangements with Shanghai Youzhilan Education Technology Co., Ltd. (“Shanghai Youzhilan”)and its registered shareholders, pursuant to which, Shanghai Youerlan has acquired effective control over the financial and operational policies of Shanghai Youzhilan and its subsidiaries and Jiangsu Youlan Network Technology Co., Ltd. and its subsidiaries (collectively, “PRC Technology Entities”), and has become entitled to all the relevant economic benefits derived from their operations. The Group terminated the contractual agreement on January 1, 2024, and PRC Technology Entities were accounted for as discontinued operations under U.S. GAAP. in accordance with ASC 205-20-45 in the financial statements for the year ended December 31, 2023.
[2]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.